Basis of preparation and going concern uncertainty	9 Months Ended
May 31, 2026
Basis of preparation and going concern uncertainty
Basis of preparation and going concern uncertainty

2. Basis of preparation and going concern uncertainty

Compliance with IFRS

These condensed interim consolidated financial statements are for the three-month and nine-month periods ended May 31, 2026 and have been prepared in accordance with IAS 34: Interim Financial Reporting. They do not include all of the information required in annual financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the consolidated financial statements for the year ended August 31, 2025.

The accounting policies adopted in the preparation of the condensed interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended August 31, 2025.

The condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on July 13, 2026.

Going concern uncertainty

As of May 31, 2026, the Company has cash of $814,205 and working capital of $6,859,805. The Company has incurred recurring losses, has not yet achieved profitable operations and has a deficit of $83,471,531 since its inception. The cash flows from operations were negative for the three years ended August 31, 2025, 2024 and 2023. Additional financing will be needed by the Company to fund its operations and to further commercialize the E-Motion powertrain business. These matters, when considered in aggregate, indicate the existence of a material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the issuance of these consolidated financial statements. In view of these matters, continuation as a going concern depends upon the continued operations of the Company which will be determined by the Company’s ability to meet its financial requirements, including its ability to raise additional capital.

The Company is evaluating several different strategies and is actively pursuing actions that are expected to increase its liquidity position, including, but not limited to, pursuing additional cost savings initiatives and seeking additional financing from both the public and private markets through the issuance of equity securities. For the nine-month period ended May 31, 2026, the Company was able to raise net proceeds from issuance of shares and warrants of $11,681,907. However, the Company’s management cannot provide assurances that the Company will be successful in accomplishing any of its proposed financing plans. Management also cannot provide any assurance as to unforeseen circumstances that could occur within the next 12 months which could increase the Company’s need to raise additional capital on an immediate basis, which additional capital may not be available to the Company.

The accompanying condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These condensed interim consolidated financial statements as at and for the three-month and nine-month periods ended May 31, 2026 do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate. Such adjustments could be material.

Basis of measurement

These condensed interim consolidated financial statements are presented in U.S. dollars and were prepared on a historical cost basis.

Basis of consolidation

The condensed interim consolidated financial statements include the accounts of the Company and the subsidiaries that it controls. Control exists when the Company has the power over the subsidiary, when it is exposed or has rights to variable returns from its involvement with the subsidiary and when it has the ability to use its power to affect its returns. Subsidiaries that the Company controls are consolidated from the effective date of acquisition up to the effective date of disposal or loss of control.

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
NVG Holdings Inc.	Holding company	United States	100%
Nautical Ventures Group Inc.	Operates a boat retailing business	United States	100%
Nautical Ventures North LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Marine LLC	Operates a boat retailing business	United States	100%
NV Marina LLC	Operates a boat retailing business	United States	100%
Nautical Ventures West LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Panhandle LLC	Operates a boat retailing business	United States	100%
Vision Watersports Corp.	Operates a boat retailing business	United States	100%
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Change in presentation currency

The functional currency of the Company on a stand-alone basis remains the Canadian dollar. The functional currency of 7858078 Canada Inc. is the Canadian dollar, while the functional currency for NVG Holdings Inc., Nautical Ventures Group Inc., Nautical Ventures North LLC, Nautical Ventures Marine LLC, NV Marina LLC, Nautical Ventures West LLC, Nautical Ventures Panhandle LLC, Vision Watersports Corp., EB Rental Ventura Corp., EB Rental FL Corp., EBR Palm Beach Inc., Vision Marine Technologies Corp. is the U.S. dollar. Effective June 20, 2025, the Company changed its presentation currency from Canadian dollars to U.S. dollars. The change was made to enhance the relevance and reliability of the Company’s financial reporting given its increased U.S. operations resulting from the acquisition of NVG.

In accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, this change in presentation currency was applied retrospectively as if the new presentation currency had always been the Company’s presentation currency and, accordingly, the comparative figures for the three-month period ended November 30, 2024 have been restated (including in the notes to the condensed interim consolidated financial statements).

In accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, comparative financial information has been translated into U.S. dollars as follows:

●	assets and liabilities at closing exchange rates at the respective reporting dates;
●	equity transactions at historical exchange rates; and
●	income and expenses at average exchange rates for the respective periods.

Resulting translation differences were recognized in accumulated other comprehensive income.

The following table reconciles the movement in accumulated other comprehensive income for the periods presented:

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
	$	$	$	$

Opening balance	1,183,405	301,219	1,102,489	717,753
Foreign currency translation differences for Canadian dollar functional currency operations	(196,375)	750,467	(115,459)	333,933
	987,030	1,051,686	987,030	1,051,686

The exchange rates for the currencies used in the preparation of the interim condensed consolidated financial statements were as follows:

			Average exchange rate for the
	Exchange rate as at:		nine-month period ended
	May 31,	August 31,	May 31,	May 31,
	2026	2025	2026	2025

Canadian dollar	0.7247	0.7138	0.7240	0.7161

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where judgments, estimates and assumptions are considered significant to the condensed interim consolidated financial statements remain unchanged to the 2025 annual financial statements.

Reverse stock splits

On January 14, 2026, the Company implemented a reverse stock split, consolidating every 40 Voting Common Shares into 1 Voting Common Share. On June 17, 2026, the Company implemented a reverse stock split, consolidating every 10 Voting Common Shares into 1 Voting Common Share. In accordance with IFRS, all references to common shares, Pre-Funded Warrants, Series A and B Convertible Preferred Shares, warrants, RSUs and options have been adjusted to reflect these reverse stock splits. Comparative references to the above have also been adjusted to reflect the reverse stock splits.